Share-based payments - Schedule of Deferred Share Units (Detail)																					12 Months Ended
	Dec. 22, 2025 shares	Nov. 03, 2025 shares	Sep. 03, 2025 shares	Jul. 25, 2025 shares	Jun. 05, 2025 shares	Dec. 23, 2024	Aug. 12, 2024 shares	Jun. 28, 2024 shares	Jun. 20, 2024 shares	Jun. 14, 2024 shares	May 23, 2024 shares	Mar. 28, 2024	Oct. 11, 2023 shares	May 11, 2023	Sep. 16, 2022 shares	Aug. 15, 2022	Jul. 31, 2022	Mar. 31, 2022	Feb. 15, 2022	Aug. 09, 2019	Dec. 31, 2025 shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares	Dec. 31, 2015 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercised				(125,000)
Deferred Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance, beginning of year																					4,102,083	3,552,083	3,264,583
Forfeit												(75,000)									0	(173,958)	0	(141,667)
Cancelled																(506,250)
Exercised		(62,500)	(50,000)	(250,000)		(5,208)			(125,000)	(62,500)		(50,000)	(62,500)		(475,000)		(37,500)	(37,500)		(50,000)	(962,500)	(82,292)	(25,000)	(1,116,667)
Granted	367,500				299,000		250,000	56,250	187,500		312,500		87,500	225,000	1,250,000				862,500	125,000	666,500	806,250	312,500	1,675,000
Balance, end of year																					3,806,083	4,102,083	3,552,083